GENERAL	12 Months Ended
Dec. 31, 2022
Disclosure Of General Information [Abstract]
GENERAL
NOTE 1:	GENERAL

a.
Reporting entity:

Tremor International Ltd. (the “Company” or “Tremor International”), formerly known as Taptica International Ltd., was incorporated in Israel under the laws of the State of Israel on March 20, 2007. The ordinary shares of the Company are listed on the AIM Market of the London Stock Exchange and the American Depositary Shares ("ADSs"), each of which represents two ordinary shares of the Company, represented by the American Depositary Receipts ("ADR") are listed on the Nasdaq Capital Market. The address of the registered office is 82 Yigal Alon Street Tel-Aviv, 6789124, Israel.

Tremor International is a global Company offering an end-to-end digital advertising technology platform that supports a wide range of media types (e.g., video, display, etc.) and devices (e.g., mobile, Connected TVs, streaming devices, desktop, etc.), creating an efficient marketplace where advertisers (buyers) can purchase high quality advertising inventory from publishers (sellers) at scale. Tremor Video Inc. (“Tremor Video’’) and Amobee, wholly owned subsidiaries of Tremor International, serve as the Company’s Demand Side Platforms (“DSP”) which provide full-service and self-managed marketplace access to advertisers and agencies to execute their digital marketing campaigns in real time across various ad formats. Unruly Group, LLC (formerly RhythmOne, LLC), provides customers with access to a Sell Side Platform (“SSP”) designed to monetize digital inventory for publishers, media companies, and app developers by enabling their content to have the necessary code and requirements for programmatic advertising integration. The SSP provides access to significant amounts of data, unique demand, and a comprehensive product suite to drive more effective inventory management and revenue optimization. The Company also provides a Data Management Platform (“DMP”) solution which integrates both DSP and SSP solutions, enabling advertisers and publishers to use data from various sources to optimize results of their advertising campaigns. Tremor International Ltd. is headquartered in Israel and maintains offices throughout the United States, Canada, Europe, and Asia-Pacific.

b.
Starting June 18, 2021, the Company's ADSs trade on the Nasdaq Global Market under the ticker symbol “TRMR”. The aggregate proceeds from the IPO and the options to the underwriters provided as part of the IPO were USD 147.9 million before deducting underwriting discounts and commissions.

c.
During 2022, the Company, its customers, and its partners, continued to face persistent macroeconomic challenges associated with several factors including: the COVID-19 (“COVID-19”) pandemic, and residual impacts of efforts to curtail its spread and reduce further economic damage sustained, rising interest rates, rising inflation, global supply chain constraints, changes in foreign currency exchange rates, recession concerns, and geopolitical uncertainty. The combination of which drove advertisers across several industries to reduce, or delay deployment of budgets and advertising spend.

d.	Material events in the reporting period:

1.
On February 23, 2022, the Board of Directors approved a share buyback program of up to USD 75 million of its ordinary shares. The share repurchase program was completed in the third quarter of 2022.

On September 20, 2022, the Board of Directors approved a USD 20 million share repurchase program under which the Company is authorized to purchase up to USD 20 million of its Ordinary Shares. During 2022, the Company repurchased 16,906,795 ordinary shares in aggregate amount of USD 86.3 million which was financed by existing cash resources. See Note 15.

2.
On June 19, 2022, Unruly Media Pte. Ltd., a subsidiary of the Company, entered into a definitive agreement to make a strategic USD 25 million investment in VIDAA (Netherlands) International Holdings B.V. (the "Investment"), a smart TV operating system and streaming platform, and a subsidiary of Hisense Co., Ltd.  The Investment reflects 2.439% of VIDAA’s issued and outstanding share capital on a fully diluted basis. The investment was completed on August 18, 2022. See Note 18.

3.
On July 25, 2022, the Company and its subsidiaries entered into a definitive agreement with Amobee Group Pte. Ltd (the “Seller”) to acquire the voting shares capital of Amobee Inc., Amobee Asia Pte. Ltd. and Amobee ANZ Pty Ltd (“Amobee”), and the DSP operation from Amobee Inc. The acquisition was completed on September 12, 2022, for a total consideration of USD 211.8 million which was funded through a combination of existing cash resources, and a credit facility consists of USD 90 million secured term loan drawn at closing, and USD 90 million revolving credit facility, of which USD 10 million was drawn at closing. see Note 20b. The covenants for the secured term loan are detailed in Note 11.

e.	Definitions: In these financial statements –

The Company	-	Tremor International Ltd.

The Group	-	Tremor International Ltd. and its subsidiaries.

Subsidiaries	-
Companies, the financial statements of which are fully consolidated, directly, or indirectly, with the financial statements of the Company such as Unruly Group LLC, Unruly Holding Ltd, Tremor Video Inc, Amobee Inc, SpearAd.

Related party	-	As defined by IAS 24, “Related Party Disclosures”.